Note 19. Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Text Block]

19. Employee Benefit Plans

401(k) Retirement Plan. The 401(k) Retirement Plan covers the majority of the Company’s domestic employees. The Plan was revised effective April 1, 2009 to suspend matching contributions after the first quarter of 2009.  Based upon 2009 financial performance, the Company did not make a discretionary match contribution.  In February 2010, the Company initiated a matching contribution of 25% of the employee’s contribution (not to exceed 1.5% of eligible compensation) with a supplemental matching contribution based on financial performance.  Based upon 2010 financial performance, the Company made an additional discretionary match of the employee’s contributions (not to exceed 3.0% of the eligible compensation).  In 2011, the Company increased the initial matching contribution to 50% of the employee’s contribution (not to exceed 3.0% of eligible compensation).  Total expense for this Plan was $93 for the year ended December 31, 2011, $53 for the period from December 3, 2010 through December 31, 2010 and $254 for the period from January 1, 2010 through December 2, 2010.  For the year ended December 31, 2009, the Plan expense was $388.

Australian Defined Contribution Plan.  The Company’s Australian subsidiary has a defined contribution plan, which covers all of its employees not in its defined benefit plan, except as discussed below. The Company, in accordance with Australian law, contributes 9% of each eligible employee’s compensation to this plan. Total expense for this plan was $330 for the year ended December 31, 2011, $33 for the period from December 3, 2010 through December 31, 2010, $379 for the period from January 1, 2010 through December 2, 2010 and $448 for the year ended December 31, 2009.

Defined Pension Plans. The Company has defined benefit plans in the U.S., Canada and Australia.  The Company’s U.S. subsidiaries historically provided pension benefits through three noncontributory defined benefit pension plans which covered substantially all U.S. employees.  The Company froze and combined the three U.S. noncontributory defined benefit pension plans through amendments to such plans effective December 31, 1989, into one plan (the “U.S. Plan”).  All former participants of these plans became eligible to participate in the 401(k) Retirement Plan effective January 1, 1990.  The Canadian subsidiary has a defined benefit plan which covers substantially all of the Company’s Canadian employees, and continues to provide pension benefits to these employees.  The Company’s Australian subsidiary has a Superannuation Fund (the “Fund”) established by a Trust Deed, which provides defined pension benefits to the Company’s Australian employees and was closed to new participants effective July 1, 2000. The Fund’s pension benefits are funded through mandatory participant contributions and the Company’s actuarially determined contributions.Weekly paid or award governed employees that participate in the Fund also get a 3% Company paid contribution into the Fund.

Net periodic costs under the defined benefit plans include the following components:

	U.S. and Canadian Plans
	Successor			Predecessor
		December 3, 2010		January 1, 2010
	Year Ended	through		through	Year Ended
	December 31, 2011	December 31, 2010		December 2, 2010	December 31, 2009
Components of the net periodic benefit cost:
Service cost	$ 164	$ 14		$ 137	$ 125
Interest cost	1,392	95		1,116	1,277
Expected return on plan assets	(1,549)	(102)		(1,022)	(938)
Amortization of net (gain) or loss	-	-		547	644
Settlement gain	-	-		-	-
Benefit cost	$ 7	$ 7		$ 778	$ 1,108

Weighted-average assumptions used to determine
net periodic pension cost:
Measurement date	December 31, 2010	December 31, 2009		December 31, 2009	December 31, 2008
Discount rate - U.S.	5.10%	5.70%		5.70%	6.25%
Discount rate - Canada	4.50%	5.00%		5.00%	5.50%
Expected long-term rate of return on plan assets - U.S.	8.00%	8.00%		8.00%	8.00%
Expected long-term rate of return on plan assets - Canada	7.50%	7.50%		7.50%	7.50%
Rate of compensation increase - U.S.	N/A	N/A		N/A	N/A
Rate of compensation increase - Canada	4.00%	4.00%		4.00%	4.00%

Other changes in plan assets and benefit obligations
recognized in AOCI:
Net (gain) or loss	$ 4,859	$ (442)	(a)	$ 1,181	$ (198)
Total recognized in other comprehensive income	$ 4,859	$ (442)	(a)	$ 1,181	$ (198)
Total recognized in net periodic postretirement
cost and AOCI	$ 4,866	$ (435)	(a)	$ 1,959	$ 910
Estimated amortization from AOCI into net periodic
postretirement benefit cost over the next fiscal year:
Amortization of net (gain) or loss	$ 167	$ -		$ -	$ 587

(a)     These amounts exclude $7,862 of unrecognized loss as of December 3, 2010.

	Australian Plan
	Successor		Predecessor
		December 3, 2010	January 1, 2010
	Year Ended	through	through	Year Ended
	December 31, 2011	December 31, 2010	December 2, 2010	December 31, 2009
Components of the net periodic benefit cost:
Service cost	$ 998	$ 88	$ 934	$ 1,120
Interest cost	1,798	150	1,583	1,017
Expected return on plan assets	(1,639)	(139)	(1,457)	(1,248)
Amortization of net (gain) or loss	-	-	261	994
Settlement gain	-	-	-	529
Benefit cost	$1,158	$ 100	$ 1,320	$ 2,412

Weighted-average assumptions used to determine
net periodic pension cost:
Measurement date	December 31, 2010	December 31, 2009	December 31, 2009	December 31, 2008
Discount rate	7.60%	8.50%	8.50%	4.75%
Expected long-term rate of return on plan assets	6.00%	6.50%	6.50%	6.50%
Rate of compensation increase	4.00%	4.00%	4.00%	3.50%

Other changes in plan assets and benefit obligations
recognized in other comprehensive income (OCI):
Net (gain) or loss	$ 1,947	$ (206)	$ -	$ -
Total recognized in other comprehensive income	$ 1,947	$ (206)	$ -	$ -
Total recognized in net periodic postretirement
cost and OCI	$ 3,105	$ (106)	$ 1,320	$ 2,412
Estimated amortization from AOCI into net periodic
postretirement benefit cost over the next fiscal year:
Amortization of net (gain) or loss	$ -	$ -	$ -	$ -

The following table provides a reconciliation of benefit obligations, plan assets and status of the defined benefit pension plans as recognized in the consolidated balance sheets for the periods ended December 31, 2011, December 31, 2010 and December 2, 2010:

	U.S. and Canadian Plans
	Successor		Predecessor
		December 3, 2010	January 1, 2010
	Year Ended	through	through
	December 31, 2011	December 31, 2010	December 2, 2010
Change in benefit obligation:

Benefit obligation at beginning of year	$ 28,112	$ 28,202	$ 26,260
Service cost	164	14	137
Interest cost	1,392	116	1,334
Participant contributions	-	-	-
Actuarial (gain) loss	3,356	(257)	1,920
Benefits paid	(1,372)	(9)	(1,570)
Expenses, taxes and premiums paid	-	-	-
Net transfers to contribution plan	-	-	-
Currency translation	(87)	46	121
Benefit obligation at end of year	$ 31,566	$ 28,112	$ 28,202
Change in plan assets:
Fair value of plan assets at beginning of year	$ 19,555	$ 19,214	$ 17,072
Actual return on plan assets	19	309	1,927
Employer contributions	1,722	-	1,672
Participant contributions	-	-	-
Benefits paid	(1,372)	(9)	(1,570)
Administrative expenses	-	-	-
Currency translation	(78)	42	113
Fair value of plan assets at end of year	$ 19,846	$ 19,555	$ 19,214
Funded status of the plan	$ (11,720)	$ (8,557)	$ (8,988)
Amounts recognized in the balance sheet:
Noncurrent assets (liabilities)	$ (11,720)	$ (8,557)	$ (8,988)
Amounts recognized in accumulated other
comprehensive income consist of:
Net (gain) loss	$ 4,445	$ (442)	$ 8,636
Accumulated other comprehensive income	$ 4,445	$ (442)	$ 8,636
Accumulated benefit obligation	$ 31,566	$ 28,112	$ 28,202

Weighted-average assumptions used to
determine benefit obligations:
Measurement date	December 31, 2011	December 31, 2010	December 3, 2010
Discount rate - U.S.	4.00%	5.10%	5.00%
Discount rate - Canada	4.50%	5.00%	5.00%
Rate of compensation increase - U.S.	N/A	N/A	N/A
Rate of compensation increase - Canada	4.00%	4.00%	4.00%

	Australian Plan
	Successor		Predecessor
		December 3, 2010	January 1, 2010
	Year Ended	through	through
	December 31, 2011	December 31, 2010	December 2, 2010
Change in benefit obligation:

Benefit obligation at beginning of year	$ 25,781	$ 24,336	$ 19,784
Service cost	998	88	934
Interest cost	1,798	150	1,583
Participant contributions	487	41	431
Actuarial (gain) loss	(158)	3	1,053
Benefits paid	(1,303)	-	(797)
Expenses, taxes and premiums paid	(283)	(33)	(326)
Net transfers to contribution plan	-	-	-
Currency translation	(180)	1,196	1,675
Benefit obligation at end of year	$ 27,141	$ 25,781	$ 24,336
Change in plan assets:
Fair value of plan assets at beginning of year	$ 26,786	$ 25,109	$ 23,090
Actual return on plan assets	(466)	347	(90)
Employer contributions	1,118	88	847
Participant contributions	487	41	431
Benefits paid	(1,303)	-	(797)
Administrative expenses	(283)	(33)	(326)
Currency translation	(187)	1,234	1,955
Fair value of plan assets at end of year	$ 26,152	$ 26,786	$ 25,109
Funded status of the plan	$ (989)	$ 1,004	$ 773
Amounts recognized in the balance sheet:
Noncurrent assets (liabilities)	$ (989)	$ 1,004	$ 773
Amounts recognized in accumulated other
comprehensive income consist of:
Net (gain) loss	1,742	$ (206)	$ (5,509)
Accumulated other comprehensive income	$ 1,742	$ (206)	$ (5,509)
Accumulated benefit obligation	$ 24,995	$ 25,781	$ 24,336

Weighted-average assumptions used to
determine benefit obligations:
Measurement date	December 31, 2011	December 31, 2010	December 3, 2010
Discount rate	6.50%	7.60%	7.60%
Rate of compensation increase	4.00%	4.00%	4.00%

The defined benefit discount rate assumption is used to determine the benefit obligation and the interest portion of the net periodic pension cost (credit) for the following year. The Company, with the assistance of its actuaries, utilized the Citigroup Pension Discount

Curve for its U.S. Plan, the NATCAN’s CIA Method Accounting Discount Rate Curve for its Canadian subsidiary’s plan, and the Eight Year AA rated Corporate Bond Yield for its Australian Plan (the Fund), and applied  plan-specific cash flows to determine an appropriate discount rate for each plan.

The defined benefit pension plans’ weighted average asset allocations by asset category at December 31, 2011 and 2010 are as follows:

	U.S. and Canadian Plans
Asset Category	Target 2012	2011	2010
Equity securities	59%	56%	65%
Debt securities	33%	36%	35%
Real estate	8%	8%	0%
Total	100%	100%	100%

	Australian Plan
Asset Category	Target 2012	2011	2010
Cash	10%	10%	10%
Equity securities	42%	41%	40%
Debt securities	36%	35%	36%
Real estate	5%	3%	4%
Other	7%	11%	10%
Total	100%	100%	100%

The assets of the U.S. defined benefit pension plan are invested in a manner consistent with the fiduciary standards of the Employee Retirement Income Security Act of 1974 (ERISA); namely, (a) the safeguards and diversity to which a prudent investor would adhere must be present and (b) all transactions undertaken on behalf of the Plan must be for the sole benefit of plan participants and their beneficiaries.

The following table sets forth the pension plans’ assets by level within the fair value hierarchy:

Pension Plan's Assets at Fair Value as of December 31, 2011
	Quoted Prices in Active Markets for Indentical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Total

Mutual Funds	$ 15,376	$ 1,026	$ 16,402
Commingled Trust Funds	1,929	27,668	29,596
	$ 17,305	$ 28,694	$ 45,998

Accounting literature classifies the inputs used to measure fair value into the following hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Unadjusted quoted prices in active markets for similar assets or liabilities, or unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable for the asset or liability.

The expected long-term rate of return on plan assets is 8% for the U.S. and Canadian Plans and 6% for the Fund. In setting these rates, the Company considered the historical returns of the plans’ funds, anticipated future market conditions including inflation and the target asset allocation of the plans’ portfolio.

The required funding for the U.S. Plan, the Canadian Subsidiary’s Plan, and the Fund for the year ending December 31, 2012 is approximately $2,900.

The following table presents the benefits expected to be paid in the next ten fiscal years:

	U.S. and	Australian
	Canadian Plans	Plan
Estimated Future Benefit Payments
2012	$ 1,554	$ 4,344
2013	1,613	3,712
2014	1,694	3,134
2015	1,748	2,915
2016	1,781	3,768
Years 2017-2021	9,540	13,340

Other Post-retirement Benefits. The Company has a frozen retirement plan covering certain salaried and non-salaried retired employees, which provides post-retirement health care benefits (medical and dental) and life insurance benefits. The plan provided coverage for retirees and active employees who had attained age 62 and completed 15 years of service as of December 31, 2005.   Post-retirement health care portion benefits are partially contributory, with retiree contributions adjusted annually as determined based on claim costs. The post-retirement life insurance benefits are noncontributory. The Company recognizes the cost of post-retirement benefits on the accrual basis as employees render service to earn the benefit, and funds the cost of health care in the year incurred.  During the quarter ended September 30, 2009, the Company terminated its commitments to provide future supplemental medical benefits for certain retirees.

 The Company’s post-retirement benefit plans of healthcare and life insurance benefits had accumulated post-retirement benefit obligations of $1,648 and $1,956, at December 31, 2011 and 2010, respectively, discounted at 3.5% and 4.3% at those respective dates.A one-percentage-point increase (decrease) in the assumed health care cost trend rate at December 31, 2011 would increase (decrease) total service and interest cost by $3 and ($3), and increase (decrease) the post-retirement benefit obligation by $51 and ($47). Net periodic post-retirement cost was $79 for the year ended December 31, 2011. Net periodic post-retirement income was $140 for the period from January 1, 2010 through December 2, 2010 and $4 for the period from December 3, 2010 through December 31, 2010.  In 2009, as a result of the termination of commitments to provide supplemental medical benefits for certain retirees in 2009, the Company recorded a settlement gain totaling $5,863 in 2009 that reduced previously recorded liabilities by $4,523 and related amounts recorded in Other Comprehensive Income by $1,340.

Stock Purchase Plan. The Predecessor maintained an employee stock purchase plan allowing eligible employees to purchase shares of the Company’s common stock at the end of each quarter at 95% of the market price at the end of the quarter. For the period from January 1, 2010 through December 2, 2010 and the year ended 2009, 11,485 and 300 shares, respectively, were purchased from the Company under this plan.

Deferred Compensation Plan. Each director of the Predecessor, other than the Company’s Chairman and Chief Executive Officer, was entitled to receive a $75 annual fee. Forty percent of this annual fee was deposited into the Company’s Non Employee Director Deferred Compensation Plan (the “Deferred Compensation Plan’’). Under the Deferred Compensation Plan, deferral amounts were converted into units based on the fair market value of the Predecessor common stock on the deferral date. This plan was terminated as part of the Acquisition, and accrued amounts of $856 were paid in January 2011.